Summary of Status of Company's Nonvested Shares as of Changes (Detail) (Restricted Stock Units (RSUs), USD $)	12 Months Ended
Dec. 31, 2013
Restricted Stock Units (RSUs)
Shares
Nonvested as of beginning of period	855,755
Granted	535,875
Vested	(458,295)
Forfeited	(81,510)
Nonvested as of end of period	851,825
Weighted Average Grant Date Fair Value
Nonvested as of beginning of period	$ 29.47
Granted	$ 36.68
Vested	$ 29.76
Forfeited	$ 32.31
Nonvested as of end of period	$ 33.58